JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 57.3%
U.S. Treasury Bonds
7.50%, 11/15/2024	996,000	1,053,465
6.00%, 2/15/2026	300,000	316,711
U.S. Treasury Notes
2.75%, 8/31/2023	507,000	499,593
0.25%, 11/15/2023	923,000	884,385
2.38%, 2/29/2024	2,066,000	2,009,669
2.00%, 4/30/2024	480,000	462,769
2.25%, 4/30/2024	15,000	14,510
2.00%, 5/31/2024	334,000	321,397
1.75%, 6/30/2024	282,000	270,114
1.75%, 7/31/2024	717,000	685,155
0.38%, 9/15/2024	354,000	329,441
1.50%, 9/30/2024	1,083,000	1,027,369
1.50%, 10/31/2024	258,000	244,495
0.50%, 3/31/2025	1,303,000	1,197,030
0.38%, 4/30/2025	46,000	41,989
0.25%, 5/31/2025	1,066,000	967,145
0.25%, 6/30/2025	340,000	308,258
0.25%, 7/31/2025	244,000	220,343
0.25%, 9/30/2025	93,000	83,671
0.25%, 10/31/2025	48,000	43,024
0.38%, 11/30/2025	2,440,000	2,187,041
0.38%, 12/31/2025	226,000	202,358
2.63%, 12/31/2025	5,000	4,795
0.38%, 1/31/2026	22,000	19,621
0.75%, 4/30/2026	1,865,000	1,671,506
0.75%, 5/31/2026	713,000	637,522
0.88%, 6/30/2026	109,000	97,717
1.88%, 6/30/2026	868,000	807,511
0.63%, 7/31/2026	823,000	729,320
0.75%, 8/31/2026	772,000	685,753
0.88%, 9/30/2026	540,000	481,022
1.63%, 9/30/2026	51,000	46,820
1.13%, 10/31/2026	259,000	232,614
1.63%, 10/31/2026	125,000	114,531
1.25%, 11/30/2026	339,000	305,550
1.25%, 12/31/2026	303,000	272,534
1.50%, 1/31/2027	488,000	442,898
1.13%, 2/28/2027	197,000	175,823
0.63%, 3/31/2027	312,000	271,611
2.50%, 3/31/2027	6,000	5,668
0.50%, 4/30/2027	138,000	119,338
0.50%, 5/31/2027	164,000	141,309
0.50%, 6/30/2027	437,000	375,684
0.38%, 7/31/2027	444,000	378,718
0.50%, 8/31/2027	300,000	256,594
Total U.S. Treasury Obligations (Cost $22,896,624)		21,644,391

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 25.0%
Aerospace & Defense — 0.3%
Boeing Co. (The)
1.95%, 2/1/2024	4,000	3,845
4.88%, 5/1/2025	5,000	4,953
2.75%, 2/1/2026	15,000	13,923
2.70%, 2/1/2027	2,000	1,809
General Dynamics Corp.
2.38%, 11/15/2024	7,000	6,696
1.15%, 6/1/2026	51,000	45,536
Leidos, Inc. 3.63%, 5/15/2025	4,000	3,852
Lockheed Martin Corp. 3.55%, 1/15/2026	2,000	1,955
Precision Castparts Corp. 3.25%, 6/15/2025	16,000	15,556
Raytheon Technologies Corp. 3.20%, 3/15/2024	16,000	15,694
		113,819
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 4/1/2026	13,000	12,455
GXO Logistics, Inc. 1.65%, 7/15/2026	4,000	3,436
United Parcel Service, Inc. 2.20%, 9/1/2024	10,000	9,602
		25,493
Airlines — 0.0% ^
Southwest Airlines Co. 5.25%, 5/4/2025	2,000	2,012
Banks — 6.8%
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	192,936
Banco Santander SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (a)	200,000	170,230
Bangko Sentral ng Pilipinas International Bond (Philippines) 8.60%, 6/15/2027	13,000	14,817
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.01%, 2/13/2026 (a)	35,000	32,434
3.50%, 4/19/2026	39,000	37,411
(SOFR + 1.15%), 1.32%, 6/19/2026 (a)	154,000	138,812
(SOFR + 0.96%), 1.73%, 7/22/2027 (a)	51,000	44,690
(SOFR + 1.58%), 4.38%, 4/27/2028 (a)	6,000	5,756
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (a)	9,000	7,972
2.65%, 3/8/2027	39,000	35,750
Barclays plc (United Kingdom) 3.65%, 3/16/2025	40,000	38,154
Citigroup, Inc.
3.70%, 1/12/2026	4,000	3,844
(SOFR + 0.77%), 1.12%, 1/28/2027 (a)	63,000	54,982
(SOFR + 0.77%), 1.46%, 6/9/2027 (a)	139,000	121,007
Fifth Third Bancorp
4.30%, 1/16/2024	12,000	11,905
3.65%, 1/25/2024	12,000	11,814
(SOFR + 0.69%), 1.71%, 11/1/2027 (a)	12,000	10,623
First Citizens BancShares, Inc. (3-MONTH CME TERM SOFR + 2.47%), 3.38%, 3/15/2030 (a)	20,000	18,832
HSBC Holdings plc (United Kingdom) (SOFR + 1.40%), 2.63%, 11/7/2025 (a)	30,000	27,940
Huntington Bancshares, Inc.
2.63%, 8/6/2024	17,000	16,291
4.00%, 5/15/2025	8,000	7,796

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
KeyCorp 2.25%, 4/6/2027	1,000	890
Korea Development Bank (The) (South Korea) 0.40%, 6/19/2024	200,000	186,774
Kreditanstalt fuer Wiederaufbau (Germany)
2.63%, 2/28/2024	56,000	54,677
0.25%, 3/8/2024	22,000	20,834
1.38%, 8/5/2024	10,000	9,496
2.50%, 11/20/2024	13,000	12,518
0.38%, 7/18/2025	27,000	24,449
0.63%, 1/22/2026	25,000	22,421
1.00%, 10/1/2026	45,000	40,102
Landwirtschaftliche Rentenbank (Germany)
Series 40, 0.50%, 5/27/2025	13,000	11,861
0.88%, 3/30/2026	86,000	77,201
1.75%, 7/27/2026	1,000	918
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.41%, 3/7/2024	8,000	7,837
Oesterreichische Kontrollbank AG (Austria)
3.13%, 11/7/2023	1,000	985
0.38%, 9/17/2025	4,000	3,594
0.50%, 2/2/2026	38,000	33,780
3.63%, 9/9/2027	20,000	19,660
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	76,000	74,841
1.15%, 8/13/2026	215,000	188,726
Royal Bank of Canada (Canada)
0.50%, 10/26/2023	22,000	21,156
1.40%, 11/2/2026	82,000	72,186
Santander UK plc (United Kingdom) 4.00%, 3/13/2024	27,000	26,625
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.01%, 10/19/2026	93,000	86,161
SVB Financial Group 1.80%, 10/28/2026	46,000	39,989
Toronto-Dominion Bank (The) (Canada)
0.75%, 9/11/2025	5,000	4,472
1.25%, 9/10/2026	32,000	28,134
2.80%, 3/10/2027	16,000	14,722
Truist Financial Corp.
3.70%, 6/5/2025	6,000	5,841
1.13%, 8/3/2027	68,000	57,510
(SOFR + 1.37%), 4.12%, 6/6/2028 (a)	22,000	20,846
US Bancorp
Series V, 2.38%, 7/22/2026	91,000	84,192
(SOFR + 0.73%), 2.22%, 1/27/2028 (a)	124,000	111,079
Valley National Bancorp (3-MONTH CME TERM SOFR + 2.36%), 3.00%, 6/15/2031 (a)	36,000	32,060
Wells Fargo & Co.
3.30%, 9/9/2024	16,000	15,598
(SOFR + 0.51%), 0.80%, 5/19/2025 (a)	10,000	9,321
3.55%, 9/29/2025	13,000	12,595
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (a)	50,000	46,606
3.00%, 4/22/2026	8,000	7,523
(SOFR + 2.00%), 2.19%, 4/30/2026 (a)	25,000	23,276

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
3.00%, 10/23/2026	2,000	1,868
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (a)	5,000	4,655
(SOFR + 1.51%), 3.53%, 3/24/2028 (a)	58,000	53,892
Westpac Banking Corp. (Australia)
3.35%, 3/8/2027	2,000	1,900
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (a)	9,000	8,193
		2,585,960
Beverages — 0.4%
Coca-Cola Co. (The)
1.75%, 9/6/2024	81,000	77,724
1.45%, 6/1/2027	16,000	14,241
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	14,000	13,729
3.40%, 11/15/2025	2,000	1,933
PepsiCo, Inc.
3.60%, 3/1/2024	20,000	19,749
2.85%, 2/24/2026	10,000	9,603
2.38%, 10/6/2026	2,000	1,875
		138,854
Biotechnology — 0.3%
AbbVie, Inc.
3.85%, 6/15/2024	17,000	16,762
2.60%, 11/21/2024	10,000	9,580
3.80%, 3/15/2025	42,000	41,124
3.60%, 5/14/2025	15,000	14,610
Amgen, Inc.
3.63%, 5/22/2024	15,000	14,766
1.90%, 2/21/2025	8,000	7,548
Baxalta, Inc. 4.00%, 6/23/2025	4,000	3,933
Gilead Sciences, Inc. 3.65%, 3/1/2026	13,000	12,613
		120,936
Building Products — 0.0% ^
Lennox International, Inc. 1.35%, 8/1/2025	2,000	1,812
Capital Markets — 3.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	2,000	1,956
2.88%, 9/15/2026	2,000	1,871
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	24,000	19,871
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	10,000	9,288
1.05%, 10/15/2026	173,000	151,187
(SOFR + 1.15%), 3.99%, 6/13/2028 (a)	18,000	17,300
BlackRock, Inc. 3.50%, 3/18/2024	4,000	3,945
Blackstone Secured Lending Fund 2.75%, 9/16/2026	2,000	1,775
Charles Schwab Corp. (The)
0.90%, 3/11/2026	74,000	65,972

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
2.45%, 3/3/2027	30,000	27,602
CME Group, Inc. 3.00%, 3/15/2025	2,000	1,937
Deutsche Bank AG (Germany) 4.10%, 1/13/2026	373,000	356,601
Franklin Resources, Inc. 2.85%, 3/30/2025	2,000	1,914
Goldman Sachs Group, Inc. (The)
3.63%, 2/20/2024	9,000	8,860
3.85%, 7/8/2024	15,000	14,796
3.50%, 4/1/2025	50,000	48,444
3.75%, 5/22/2025	15,000	14,598
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (a)	14,000	13,482
3.75%, 2/25/2026	5,000	4,831
(SOFR + 0.82%), 1.54%, 9/10/2027 (a)	15,000	12,963
(SOFR + 0.91%), 1.95%, 10/21/2027 (a)	62,000	54,315
(SOFR + 1.11%), 2.64%, 2/24/2028 (a)	14,000	12,512
Golub Capital BDC, Inc. 2.05%, 2/15/2027	27,000	22,378
Intercontinental Exchange, Inc. 3.75%, 12/1/2025	15,000	14,684
Janus Henderson US Holdings, Inc. 4.88%, 8/1/2025	5,000	4,935
Jefferies Financial Group, Inc. 4.85%, 1/15/2027	5,000	4,854
Moody's Corp. 4.88%, 2/15/2024	5,000	4,991
Morgan Stanley
3.70%, 10/23/2024	29,000	28,383
Series I, (SOFR + 0.75%), 0.86%, 10/21/2025 (a)	107,000	97,921
4.35%, 9/8/2026	4,000	3,907
(SOFR + 0.88%), 1.59%, 5/4/2027 (a)	24,000	21,138
(SOFR + 0.86%), 1.51%, 7/20/2027 (a)	15,000	13,058
S&P Global, Inc. 2.45%, 3/1/2027 (b)	14,000	12,888
Sixth Street Specialty Lending, Inc. 2.50%, 8/1/2026	21,000	18,331
State Street Corp.
3.70%, 11/20/2023	114,000	112,759
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (a)	10,000	9,879
3.55%, 8/18/2025	24,000	23,374
(SOFR + 0.94%), 2.35%, 11/1/2025 (a)	48,000	45,452
(SOFR + 0.56%), 1.68%, 11/18/2027 (a)	25,000	22,160
(SOFR + 0.73%), 2.20%, 2/7/2028 (a)	29,000	26,032
		1,333,144
Chemicals — 0.3%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	21,000	19,283
1.85%, 5/15/2027	9,000	8,053
Celanese US Holdings LLC
3.50%, 5/8/2024	19,000	18,452
1.40%, 8/05/2026	34,000	28,212
DuPont de Nemours, Inc. 4.49%, 11/15/2025	10,000	9,938
Ecolab, Inc. 1.65%, 2/1/2027	12,000	10,681
Linde, Inc. 3.20%, 1/30/2026	12,000	11,618

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
LYB International Finance II BV 3.50%, 3/2/2027	5,000	4,630
Nutrien Ltd. (Canada) 3.00%, 4/1/2025	6,000	5,733
		116,600
Commercial Services & Supplies — 0.1%
Waste Management, Inc. 0.75%, 11/15/2025	23,000	20,627
Consumer Finance — 1.8%
AerCap Ireland Capital DAC (Ireland) 3.15%, 2/15/2024	150,000	144,651
Ally Financial, Inc. 3.88%, 5/21/2024	87,000	84,700
American Express Co. 1.65%, 11/4/2026	25,000	22,244
American Honda Finance Corp.
3.63%, 10/10/2023	6,000	5,936
1.20%, 7/8/2025	15,000	13,727
Capital One Financial Corp.
3.30%, 10/30/2024	51,000	49,401
(SOFR + 1.29%), 2.64%, 3/3/2026 (a)	3,000	2,808
(SOFR + 0.86%), 1.88%, 11/2/2027 (a)	14,000	12,148
(SOFR + 2.06%), 4.93%, 5/10/2028 (a)	11,000	10,560
Caterpillar Financial Services Corp.
3.65%, 12/7/2023	6,000	5,935
3.30%, 6/9/2024	12,000	11,773
3.25%, 12/1/2024	6,000	5,843
0.80%, 11/13/2025	12,000	10,801
1.15%, 9/14/2026	1,000	888
1.10%, 9/14/2027	49,000	42,160
General Motors Financial Co., Inc.
5.10%, 1/17/2024	42,000	41,788
4.00%, 10/6/2026	63,000	59,214
John Deere Capital Corp.
0.40%, 10/10/2023	6,000	5,780
2.65%, 6/24/2024	11,000	10,703
1.70%, 1/11/2027	44,000	39,447
PACCAR Financial Corp.
1.10%, 5/11/2026	1,000	897
2.00%, 2/4/2027	2,000	1,814
Synchrony Financial 3.70%, 8/4/2026	12,000	10,951
Toyota Motor Credit Corp.
2.25%, 10/18/2023	17,000	16,632
0.45%, 1/11/2024	57,000	54,364
0.80%, 10/16/2025	3,000	2,696
3.05%, 3/22/2027	17,000	15,987
1.15%, 8/13/2027	10,000	8,565
		692,413
Containers & Packaging — 0.0% ^
Berry Global, Inc. 1.57%, 1/15/2026	2,000	1,786
WRKCo, Inc. 4.65%, 3/15/2026	3,000	2,956
		4,742

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.0% ^
Leland Stanford Junior University (The) 1.29%, 6/1/2027	2,000	1,740
Yale University Series 2020, 0.87%, 4/15/2025	9,000	8,280
		10,020
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	19,000	18,358
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026	35,000	30,961
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (a)	8,000	7,172
		56,491
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 2.95%, 7/15/2026	60,000	56,390
TELUS Corp. (Canada) 3.70%, 9/15/2027	3,000	2,862
Verizon Communications, Inc.
0.85%, 11/20/2025	13,000	11,667
3.00%, 3/22/2027	13,000	12,194
		83,113
Electric Utilities — 0.8%
American Electric Power Co., Inc. Series N, 1.00%, 11/1/2025	2,000	1,791
Avangrid, Inc. 3.20%, 4/15/2025	5,000	4,788
Duke Energy Corp.
0.90%, 9/15/2025	22,000	19,857
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (a)	6,000	4,262
Eversource Energy
Series Q, 0.80%, 8/15/2025	20,000	17,792
Series U, 1.40%, 8/15/2026	16,000	14,104
Florida Power & Light Co. 3.13%, 12/1/2025	7,000	6,740
Iberdrola International BV (Spain) 5.81%, 3/15/2025	2,000	2,047
ITC Holdings Corp. 3.25%, 6/30/2026	10,000	9,378
Oncor Electric Delivery Co. LLC 0.55%, 10/1/2025	101,000	89,843
Pacific Gas and Electric Co.
3.15%, 1/1/2026	4,000	3,703
2.95%, 3/1/2026	6,000	5,486
Public Service Electric and Gas Co. 0.95%, 3/15/2026	49,000	43,705
Southern Co. (The)
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (a)	35,000	31,334
Series 21-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.75%, 9/15/2051 (a)	4,000	3,201
Union Electric Co. 2.95%, 6/15/2027	24,000	22,438
Xcel Energy, Inc. 1.75%, 3/15/2027	18,000	15,898
		296,367
Electrical Equipment — 0.1%
Emerson Electric Co. 0.88%, 10/15/2026	25,000	21,804
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC 5.50%, 12/1/2024	14,000	13,963

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
TD SYNNEX Corp. 1.25%, 8/9/2024	201,000	185,300
Vontier Corp. 1.80%, 4/1/2026	67,000	56,565
		255,828
Energy Equipment & Services — 0.1%
Schlumberger Investment SA 3.65%, 12/1/2023	35,000	34,613
Entertainment — 0.3%
TWDC Enterprises 18 Corp.
1.85%, 7/30/2026	74,000	67,366
2.95%, 6/15/2027	15,000	14,093
Walt Disney Co. (The)
1.75%, 1/13/2026	10,000	9,196
3.70%, 3/23/2027	35,000	33,882
		124,537
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.
2.95%, 1/15/2025	2,000	1,910
1.45%, 9/15/2026	32,000	27,842
AvalonBay Communities, Inc.
4.20%, 12/15/2023	5,000	4,955
3.50%, 11/15/2024	10,000	9,747
3.45%, 6/1/2025	2,000	1,930
3.50%, 11/15/2025	2,000	1,927
Boston Properties LP 3.65%, 2/1/2026	10,000	9,514
Brixmor Operating Partnership LP 3.65%, 6/15/2024	2,000	1,939
Corporate Office Properties LP 2.25%, 3/15/2026	32,000	28,338
Crown Castle, Inc. 1.05%, 7/15/2026	15,000	13,006
ERP Operating LP 2.85%, 11/1/2026	1,000	927
Essex Portfolio LP 3.50%, 4/1/2025	8,000	7,729
Healthpeak Properties, Inc. 1.35%, 2/1/2027	10,000	8,634
Mid-America Apartments LP 1.10%, 9/15/2026	27,000	23,405
Office Properties Income Trust 4.50%, 2/1/2025	42,000	37,563
Prologis LP 2.13%, 4/15/2027	4,000	3,608
Realty Income Corp. 3.88%, 4/15/2025	20,000	19,569
Simon Property Group LP 3.50%, 9/1/2025	48,000	46,206
Ventas Realty LP 3.25%, 10/15/2026	9,000	8,325
Welltower, Inc.
4.00%, 6/1/2025	12,000	11,713
2.70%, 2/15/2027	2,000	1,822
		270,609
Food & Staples Retailing — 0.2%
Costco Wholesale Corp. 1.38%, 6/20/2027	3,000	2,659
Kroger Co. (The)
3.50%, 2/1/2026	2,000	1,921
2.65%, 10/15/2026	5,000	4,602
Walmart, Inc. 1.05%, 9/17/2026	77,000	68,397
		77,579

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — 0.1%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	17,000	15,546
Conagra Brands, Inc. 1.38%, 11/1/2027	9,000	7,506
Kellogg Co. 3.25%, 4/1/2026	8,000	7,653
McCormick & Co., Inc. 3.40%, 8/15/2027	10,000	9,401
		40,106
Gas Utilities — 0.1%
Atmos Energy Corp. 3.00%, 6/15/2027	10,000	9,394
National Fuel Gas Co. 5.50%, 1/15/2026	17,000	17,036
Southern California Gas Co. Series TT, 2.60%, 6/15/2026	11,000	10,235
		36,665
Health Care Equipment & Supplies — 0.0% ^
Baxter International, Inc. 1.92%, 2/1/2027	2,000	1,782
Stryker Corp. 0.60%, 12/1/2023	4,000	3,821
Zimmer Biomet Holdings, Inc. 3.05%, 1/15/2026	11,000	10,421
		16,024
Health Care Providers & Services — 1.0%
Cigna Corp.
0.61%, 3/15/2024	97,000	91,737
1.25%, 3/15/2026	50,000	44,835
CommonSpirit Health 2.76%, 10/1/2024	5,000	4,786
CVS Health Corp.
3.88%, 7/20/2025	25,000	24,577
1.30%, 8/21/2027	29,000	24,891
Elevance Health, Inc.
3.50%, 8/15/2024	9,000	8,801
3.35%, 12/1/2024	11,000	10,683
1.50%, 3/15/2026	13,000	11,713
HCA, Inc.
5.00%, 3/15/2024	50,000	49,804
5.25%, 4/15/2025	9,000	9,002
Humana, Inc. 1.35%, 2/3/2027	78,000	67,485
UnitedHealth Group, Inc.
1.25%, 1/15/2026	10,000	9,073
1.15%, 5/15/2026	2,000	1,802
		359,189
Hotels, Restaurants & Leisure — 0.5%
McDonald's Corp. 3.25%, 6/10/2024	5,000	4,901
Sands China Ltd. (Macau) 5.63%, 8/8/2025 (c)	200,000	193,689
		198,590
Household Durables — 0.0% ^
DR Horton, Inc. 2.50%, 10/15/2024	13,000	12,377
Household Products — 0.2%
Kimberly-Clark Corp. 3.05%, 8/15/2025	16,000	15,388
Procter & Gamble Co. (The)
1.00%, 4/23/2026	5,000	4,497

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — continued
1.90%, 2/1/2027	26,000	23,851
2.80%, 3/25/2027	53,000	49,960
		93,696
Industrial Conglomerates — 0.3%
Honeywell International, Inc.
2.30%, 8/15/2024	15,000	14,460
1.10%, 3/1/2027	117,000	102,861
		117,321
Insurance — 0.3%
Aflac, Inc. 1.13%, 3/15/2026	30,000	26,736
Allied World Assurance Co. Holdings Ltd. 4.35%, 10/29/2025	9,000	8,627
Kemper Corp. 4.35%, 2/15/2025	6,000	5,875
Manulife Financial Corp. (Canada) 2.48%, 5/19/2027	5,000	4,518
Old Republic International Corp. 3.88%, 8/26/2026	39,000	37,432
Prudential Financial, Inc.
1.50%, 3/10/2026	18,000	16,271
(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 5/15/2045 (a)	2,000	1,873
		101,332
Interactive Media & Services — 0.0% ^
Alphabet, Inc. 0.80%, 8/15/2027	15,000	13,041
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024	7,000	6,807
0.80%, 6/03/2025	25,000	22,920
1.00%, 5/12/2026	37,000	32,991
eBay, Inc. 1.90%, 3/11/2025	2,000	1,877
		64,595
IT Services — 0.4%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	7,000	5,698
Mastercard, Inc. 3.38%, 4/1/2024	7,000	6,889
PayPal Holdings, Inc. 2.40%, 10/1/2024	16,000	15,331
Visa, Inc.
1.90%, 4/15/2027	35,000	31,806
0.75%, 8/15/2027	8,000	6,855
Western Union Co. (The) 1.35%, 3/15/2026	100,000	87,214
		153,793
Leisure Products — 0.0% ^
Hasbro, Inc.
3.00%, 11/19/2024	5,000	4,806
3.55%, 11/19/2026	3,000	2,827
		7,633
Machinery — 0.1%
CNH Industrial Capital LLC 1.45%, 7/15/2026	3,000	2,648

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Cummins, Inc. 0.75%, 9/1/2025	26,000	23,481
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (a)	2,000	1,720
		27,849
Media — 0.5%
Charter Communications Operating LLC 4.91%, 7/23/2025	10,000	9,834
Comcast Corp.
3.38%, 8/15/2025	20,000	19,383
3.95%, 10/15/2025	67,000	65,926
2.35%, 1/15/2027	20,000	18,342
Fox Corp. 3.05%, 4/7/2025	14,000	13,413
Omnicom Group, Inc. 3.65%, 11/1/2024	9,000	8,786
Paramount Global 4.00%, 1/15/2026	16,000	15,314
TCI Communications, Inc. 7.88%, 2/15/2026	1,000	1,095
WPP Finance 2010 (United Kingdom) 3.75%, 9/19/2024	37,000	35,755
		187,848
Metals & Mining — 0.0% ^
ArcelorMittal SA (Luxembourg) 4.55%, 3/11/2026	2,000	1,942
BHP Billiton Finance USA Ltd. (Australia) 6.42%, 3/1/2026	1,000	1,049
		2,991
Multiline Retail — 0.0% ^
Target Corp. 2.25%, 4/15/2025	15,000	14,281
Multi-Utilities — 0.3%
Ameren Corp. 3.65%, 2/15/2026	52,000	49,991
Dominion Energy, Inc.
3.07%, 8/15/2024 (c)	24,000	23,085
(ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/1/2054 (a)	8,000	7,502
DTE Energy Co. 2.85%, 10/1/2026	3,000	2,781
NiSource, Inc. 0.95%, 8/15/2025	10,000	9,024
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (a)	8,000	6,202
		98,585
Oil, Gas & Consumable Fuels — 1.3%
BP Capital Markets America, Inc. 3.41%, 2/11/2026	11,000	10,635
Canadian Natural Resources Ltd. (Canada) 3.90%, 2/1/2025	12,000	11,745
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	10,000	10,051
Chevron Corp. 2.00%, 5/11/2027	13,000	11,782
Chevron USA, Inc.
0.69%, 8/12/2025	3,000	2,723
1.02%, 8/12/2027	38,000	32,894
ConocoPhillips Co. 3.35%, 11/15/2024	2,000	1,951
Energy Transfer LP
4.25%, 4/1/2024	9,000	8,832
2.90%, 5/15/2025	13,000	12,276
4.75%, 1/15/2026	7,000	6,874
Enterprise Products Operating LLC 3.75%, 2/15/2025	45,000	44,017
Equinor ASA (Norway) 1.75%, 1/22/2026	39,000	35,833

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp.
3.18%, 3/15/2024	80,000	78,734
3.04%, 3/1/2026	9,000	8,625
2.28%, 8/16/2026	43,000	40,158
Kinder Morgan Energy Partners LP 4.15%, 2/1/2024	18,000	17,765
Kinder Morgan, Inc. 1.75%, 11/15/2026	6,000	5,313
Marathon Petroleum Corp. 4.70%, 5/1/2025	6,000	5,947
MPLX LP 4.88%, 12/1/2024	23,000	22,832
ONEOK, Inc. 2.20%, 9/15/2025	8,000	7,351
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	5,000	4,968
Petroleos Mexicanos (Mexico) 6.84%, 1/23/2030 (d)	1	1
Pioneer Natural Resources Co. 1.13%, 1/15/2026	15,000	13,392
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	23,000	23,081
Spectra Energy Partners LP 4.75%, 3/15/2024	4,000	3,978
TC PipeLines LP 4.38%, 3/13/2025	20,000	19,656
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	12,000	11,844
Williams Cos., Inc. (The)
4.50%, 11/15/2023	25,000	24,810
3.90%, 1/15/2025	3,000	2,932
		481,000
Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd. (Brazil)
4.00%, 1/14/2025	6,000	5,794
5.50%, 1/17/2027	6,000	5,994
Georgia-Pacific LLC 8.00%, 1/15/2024	16,000	16,505
		28,293
Personal Products — 0.0% ^
Estee Lauder Cos., Inc. (The) 2.00%, 12/1/2024	15,000	14,243
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.
3.25%, 11/1/2023	15,000	14,795
2.90%, 7/26/2024	9,000	8,756
Eli Lilly & Co. 2.75%, 6/1/2025	15,000	14,388
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.63%, 5/15/2025	2,000	1,963
Johnson & Johnson
3.38%, 12/5/2023	9,000	8,949
0.55%, 9/1/2025	85,000	77,274
0.95%, 9/1/2027	102,000	88,850
Merck & Co., Inc.
2.75%, 2/10/2025	27,000	26,028
1.70%, 6/10/2027	41,000	36,733
Mylan, Inc. 4.20%, 11/29/2023	13,000	12,842
Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	2,000	1,896

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Pfizer, Inc.
3.40%, 5/15/2024	15,000	14,766
2.75%, 6/3/2026	5,000	4,760
		312,000
Road & Rail — 0.3%
BNSF Funding Trust I (ICE LIBOR USD 3 Month + 2.35%), 6.61%, 12/15/2055 (a)	3,000	2,776
Burlington Northern Santa Fe LLC
3.75%, 4/1/2024	14,000	13,819
3.00%, 4/1/2025	22,000	21,200
3.65%, 9/1/2025	8,000	7,802
3.25%, 6/15/2027	11,000	10,475
Canadian Pacific Railway Co. (Canada) 1.75%, 12/2/2026	7,000	6,264
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	5,000	4,865
Ryder System, Inc.
4.63%, 6/1/2025	8,000	7,865
1.75%, 9/1/2026	5,000	4,429
Union Pacific Corp.
3.25%, 1/15/2025	24,000	23,400
2.15%, 2/5/2027	1,000	915
		103,810
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom, Inc. 3.63%, 10/15/2024	10,000	9,768
Intel Corp. 3.40%, 3/25/2025	2,000	1,953
Texas Instruments, Inc.
1.38%, 3/12/2025	3,000	2,807
1.13%, 9/15/2026	84,000	74,658
TSMC Arizona Corp. (Taiwan) 1.75%, 10/25/2026	200,000	177,773
		266,959
Software — 0.1%
Adobe, Inc. 1.90%, 2/1/2025	7,000	6,647
Intuit, Inc. 1.35%, 7/15/2027	10,000	8,695
Microsoft Corp. 2.70%, 2/12/2025	15,000	14,537
Oracle Corp. 1.65%, 3/25/2026	6,000	5,386
		35,265
Specialty Retail — 0.1%
Home Depot, Inc. (The)
3.35%, 9/15/2025	5,000	4,862
2.50%, 4/15/2027	8,000	7,428
Lowe's Cos., Inc.
3.13%, 9/15/2024	30,000	29,159
3.38%, 9/15/2025	6,000	5,787
		47,236
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
3.00%, 2/9/2024	32,000	31,436

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
3.45%, 5/6/2024	10,000	9,850
2.75%, 1/13/2025	10,000	9,678
2.50%, 2/9/2025	2,000	1,920
0.70%, 2/8/2026	36,000	32,152
3.00%, 11/13/2027	13,000	12,312
Dell International LLC
4.00%, 7/15/2024	15,000	14,718
5.85%, 7/15/2025	14,000	14,228
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	12,000	11,446
HP, Inc.
2.20%, 6/17/2025	38,000	35,466
1.45%, 6/17/2026	2,000	1,755
		174,961
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 2.40%, 3/27/2025	20,000	19,172
Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	14,000	13,503
2.79%, 9/6/2024	9,000	8,609
Philip Morris International, Inc. 1.50%, 5/1/2025	3,000	2,776
		24,888
Trading Companies & Distributors — 0.0% ^
Air Lease Corp. 2.20%, 1/15/2027	2,000	1,747
Water Utilities — 0.0% ^
American Water Capital Corp. 3.40%, 3/1/2025	1,000	973
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc. 1.50%, 2/15/2026	2,000	1,794
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	4,000	3,951
		5,745
Total Corporate Bonds (Cost $10,062,896)		9,449,581
Mortgage-Backed Securities — 7.7%
FHLMC Gold Pools, 15 Year
Pool # J14776, 3.00%, 3/1/2026	5,546	5,397
Pool # G18452, 2.50%, 12/1/2027	17,129	16,375
Pool # G18511, 2.50%, 5/1/2029	1,661	1,574
Pool # G18549, 2.50%, 4/1/2030	16,374	15,522
Pool # G15520, 3.00%, 7/1/2030	7,953	7,641
Pool # G18568, 2.50%, 9/1/2030	7,820	7,413
Pool # J33012, 3.00%, 10/1/2030	20,231	19,472
Pool # G18600, 2.50%, 5/1/2031	5,831	5,513
Pool # G16028, 3.00%, 8/1/2031	4,720	4,543
Pool # J35495, 2.50%, 10/1/2031	12,050	11,367
Pool # G18626, 2.50%, 1/1/2032	26,719	25,259
Pool # G18632, 3.00%, 2/1/2032	6,121	5,861

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # J37147, 3.00%, 6/1/2032	7,413	7,098
Pool # G16207, 3.50%, 7/1/2032	6,380	6,202
Pool # G18715, 3.00%, 12/1/2033	4,165	3,936
FHLMC UMBS, 15 Year
Pool # ZS8617, 2.50%, 8/1/2031	12,869	12,153
Pool # ZS7938, 2.50%, 1/1/2033	1,773	1,674
Pool # ZS7988, 3.50%, 2/1/2033	9,063	8,801
Pool # ZK9341, 3.00%, 3/1/2033	2,344	2,211
Pool # ZT0716, 3.00%, 10/1/2033	2,262	2,136
Pool # SB0194, 2.50%, 12/1/2033	4,862	4,591
Pool # SB0109, 2.50%, 11/1/2034	22,233	20,689
Pool # SB8021, 3.00%, 12/1/2034	4,077	3,846
Pool # SB0264, 2.50%, 2/1/2035	10,992	10,188
Pool # QN2057, 3.00%, 5/1/2035	13,339	12,573
Pool # SB0345, 2.00%, 6/1/2035	68,447	61,780
Pool # SB0401, 2.00%, 7/1/2035	18,077	16,316
Pool # SB0394, 2.50%, 7/1/2035	9,781	9,067
Pool # SB8501, 2.00%, 8/1/2035	47,958	43,286
Pool # SB0406, 2.50%, 8/1/2035	18,741	17,369
Pool # SB8058, 2.50%, 8/1/2035	23,286	21,583
Pool # RC1591, 1.50%, 10/1/2035	57,732	50,636
Pool # QN4391, 1.50%, 11/1/2035	58,506	51,327
Pool # QN4278, 2.00%, 11/1/2035	6,808	6,138
Pool # QN4490, 1.50%, 12/1/2035	80,102	70,249
Pool # SB0450, 2.00%, 12/1/2035	41,922	37,939
Pool # QN4861, 1.50%, 1/1/2036	61,762	54,193
Pool # SB8088, 1.50%, 2/1/2036	14,907	13,077
Pool # SB8102, 1.50%, 5/1/2036	26,278	23,052
Pool # RC2089, 2.00%, 7/1/2036	70,633	63,743
Pool # SB8118, 1.50%, 9/1/2036	56,469	49,537
Pool # SB8127, 1.50%, 11/1/2036	71,684	62,884
FNMA UMBS, 15 Year
Pool # AK3264, 3.00%, 2/1/2027	3,697	3,578
Pool # AV4793, 3.50%, 5/1/2029	7,601	7,344
Pool # AW3641, 3.00%, 6/1/2029	7,766	7,486
Pool # AS4489, 2.50%, 3/1/2030	1,854	1,756
Pool # AL6583, 3.00%, 3/1/2030	3,939	3,807
Pool # AS4860, 2.50%, 5/1/2030	13,835	13,100
Pool # AL9852, 3.00%, 9/1/2030	11,215	10,783
Pool # AS7467, 2.50%, 7/1/2031	6,332	5,979
Pool # AS7606, 2.50%, 7/1/2031	21,445	20,252
Pool # AS7620, 2.50%, 7/1/2031	32,052	30,268
Pool # AS7657, 2.50%, 8/1/2031	11,768	11,108
Pool # FM6169, 3.50%, 5/1/2032	51,972	51,002
Pool # 890822, 3.00%, 12/1/2032	36,408	34,823
Pool # BM3276, 3.50%, 12/1/2032	8,173	7,937
Pool # CA1089, 3.00%, 2/1/2033	6,851	6,552
Pool # FM3937, 3.00%, 4/1/2033	7,448	7,161
Pool # FM4036, 2.50%, 12/1/2033	8,447	7,966

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BN3975, 3.00%, 1/1/2034	814	768
Pool # MA3631, 3.00%, 4/1/2034	7,313	6,899
Pool # MA3709, 2.50%, 6/1/2034	4,647	4,325
Pool # BJ5549, 3.00%, 8/1/2034	1,864	1,757
Pool # FM2403, 3.50%, 9/1/2034	7,753	7,490
Pool # FM5400, 2.50%, 10/1/2034	11,043	10,429
Pool # BO4944, 2.50%, 11/1/2034	27,813	25,864
Pool # MA3828, 3.00%, 11/1/2034	7,275	6,863
Pool # FM4671, 3.50%, 1/1/2035	2,318	2,239
Pool # BP5762, 2.50%, 6/1/2035	35,012	32,443
Pool # FM3654, 3.00%, 6/1/2035	22,434	21,163
Pool # FM3936, 2.50%, 8/1/2035	5,004	4,725
Pool # MA4154, 1.50%, 10/1/2035	38,017	33,341
Pool # CA7497, 2.50%, 10/1/2035	9,513	8,816
Pool # FM4850, 2.00%, 11/1/2035	32,247	29,107
Pool # FM5396, 2.00%, 12/1/2035	50,274	45,375
Pool # CA8788, 2.00%, 1/1/2036	66,305	59,844
Pool # FM6510, 2.00%, 3/1/2036	33,596	30,320
Pool # FM6512, 2.00%, 3/1/2036	36,113	32,591
Pool # MA4298, 2.50%, 3/1/2036	19,335	17,970
Pool # CB0302, 1.50%, 5/1/2036	52,922	46,429
Pool # FM7113, 2.00%, 5/1/2036	41,121	37,110
Pool # MA4329, 2.00%, 5/1/2036	63,784	57,564
Pool # BP3507, 2.00%, 6/1/2036	62,629	56,523
Pool # CB0747, 2.50%, 6/1/2036	10,290	9,541
Pool # MA4361, 2.50%, 6/1/2036	13,845	12,832
Pool # MA4383, 2.00%, 7/1/2036	185,458	167,369
Pool # MA4384, 2.50%, 7/1/2036	14,305	13,262
Pool # FM9020, 2.00%, 9/1/2036	25,142	22,691
Pool # FM9367, 1.50%, 11/1/2036	49,400	43,320
Pool # MA4470, 2.00%, 11/1/2036	35,386	31,934
Pool # MA4497, 2.00%, 12/1/2036	34,117	30,788
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 3.50%, 12/25/2036 (e)	50,000	48,035
TBA, 1.50%, 12/25/2037 (e)	226,000	198,063
TBA, 2.00%, 12/25/2037 (e)	305,000	274,351
TBA, 2.50%, 12/25/2037 (e)	180,000	166,302
TBA, 3.00%, 12/25/2037 (e)	175,000	164,684
GNMA II, 15 Year
Pool # MA4559, 3.00%, 7/20/2032	5,574	5,355
Pool # MA7107, 2.50%, 1/20/2036	20,286	18,678
Total Mortgage-Backed Securities (Cost $3,134,342)		2,892,273
Supranational — 2.6%
African Development Bank (Supranational)
0.88%, 3/23/2026	30,000	26,910
0.88%, 7/22/2026	3,000	2,665
Asian Development Bank (Supranational)
0.38%, 6/11/2024	158,000	148,371

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Supranational — continued
1.50%, 10/18/2024	12,000	11,364
2.00%, 1/22/2025	23,000	21,927
0.38%, 9/3/2025	120,000	108,140
1.00%, 4/14/2026	52,000	46,861
1.50%, 1/20/2027	58,000	52,517
Asian Infrastructure Investment Bank (The) (Supranational)
2.25%, 5/16/2024	84,000	81,141
0.50%, 5/28/2025	55,000	49,999
European Bank for Reconstruction & Development (Supranational)
1.50%, 2/13/2025	5,000	4,713
0.50%, 11/25/2025	4,000	3,589
European Investment Bank (Supranational)
1.63%, 3/14/2025	61,000	57,542
0.38%, 12/15/2025	11,000	9,827
0.38%, 3/26/2026	48,000	42,455
1.38%, 3/15/2027	37,000	33,311
Inter-American Development Bank (Supranational)
0.50%, 9/23/2024	43,000	40,051
0.50%, 9/23/2024	1,000	931
0.63%, 7/15/2025	27,000	24,614
0.88%, 4/20/2026	73,000	65,517
1.50%, 1/13/2027	1,000	906
International Bank for Reconstruction & Development (Supranational)
2.50%, 11/25/2024	15,000	14,452
2.13%, 3/3/2025	5,000	4,776
0.63%, 4/22/2025	72,000	66,188
2.50%, 7/29/2025	34,000	32,562
International Finance Corp. (Supranational)
0.38%, 7/16/2025	15,000	13,592
0.75%, 10/8/2026	26,000	22,932
Total Supranational (Cost $1,054,355)		987,853
Commercial Mortgage-Backed Securities — 2.3%
Benchmark Mortgage Trust
Series 2018-B3, Class A3, 3.75%, 4/10/2051	25,000	24,077
Series 2019-B12, Class A2, 3.00%, 8/15/2052	6,505	6,191
CGMS Commercial Mortgage Trust Series 2017-B1, Class AAB, 3.24%, 8/15/2050	15,332	14,546
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/2046	20,000	19,639
Series 2016-C1, Class AAB, 3.00%, 5/10/2049	8,100	7,757
Series 2020-GC46, Class A2, 2.71%, 2/15/2053	20,000	18,682
Commercial Mortgage Trust
Series 2014-CR16, Class A3, 3.78%, 4/10/2047	24,015	23,406
Series 2014-LC15, Class A4, 4.01%, 4/10/2047	20,000	19,526
Commercial Mortgage Trust, Series 2013-CR12, Class A4 Series 2013-CR12, Class A4, 4.05%, 10/10/2046	75,000	73,448
CSAIL Commercial Mortgage Trust Series 2015-C3, Class A4, 3.72%, 8/15/2048	20,000	19,033
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K028, Class A2, 3.11%, 2/25/2023	31,168	31,014
Series K046, Class A2, 3.21%, 3/25/2025	26,000	25,083

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series K047, Class A2, 3.33%, 5/25/2025 (f)	70,000	67,627
Series K733, Class A2, 3.75%, 8/25/2025	30,000	29,241
Series K063, Class A2, 3.43%, 1/25/2027 (f)	100,000	96,247
FNMA ACES
Series 2017-M10, Class AV2, 2.63%, 7/25/2024 (f)	11,369	11,086
Series 2017-M1, Class A2, 2.50%, 10/25/2026 (f)	39,269	36,533
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	35,127	33,437
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.07%, 1/10/2047	30,000	29,299
Series 2014-GC18, Class AS, 4.38%, 1/10/2047	17,000	16,412
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17, Class ASB, 3.71%, 1/15/2047	4,229	4,174
Series 2014-C19, Class C, 4.80%, 4/15/2047 ‡ (f)	10,000	9,515
Series 2014-C23, Class C, 4.63%, 9/15/2047 ‡ (f)	20,000	18,512
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C10, Class AS, 3.37%, 12/15/2047 ‡	20,000	19,889
Series 2015-JP1, Class D, 4.38%, 1/15/2049 ‡ (f)	10,000	8,445
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class A3, 3.25%, 12/15/2047	5,552	5,338
Series 2015-C25, Class ASB, 3.38%, 10/15/2048	19,677	18,993
Series 2016-C31, Class A5, 3.10%, 11/15/2049	32,000	29,214
UBS Commercial Mortgage Trust Series 2018-C13, Class A2, 4.21%, 10/15/2051	5,519	5,438
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class A4, 3.24%, 4/10/2046	23,000	22,830
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 7/15/2046 (f)	12,000	11,864
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	15,000	14,281
Series 2015-C31, Class A4, 3.70%, 11/15/2048	24,000	22,733
Series 2019-C54, Class A2, 3.01%, 12/15/2052	35,000	33,194
WFRBS Commercial Mortgage Trust
Series 2012-C10, Class B, 3.74%, 12/15/2045 ‡	15,000	14,051
Series 2014-C20, Class A5, 4.00%, 5/15/2047	12,000	11,682
Total Commercial Mortgage-Backed Securities (Cost $904,953)		852,437
U.S. Government Agency Securities — 1.9%
FFCB Funding Corp.
0.13%, 5/10/2023	92,000	90,139
4.50%, 11/18/2024	1,000	1,000
2.51%, 4/1/2025	4,000	3,829
3.32%, 2/25/2026	31,000	30,168
3.00%, 8/3/2026	7,000	6,731
1.00%, 10/7/2026	46,000	40,161
FHLB
0.75%, 11/22/2023	85,000	81,686
0.66%, 10/28/2024	10,000	9,277
2.75%, 12/13/2024	25,000	24,162
0.50%, 4/14/2025	85,000	77,843
0.38%, 9/4/2025	10,000	9,025
0.75%, 2/24/2026	70,000	62,331
1.25%, 12/21/2026	75,000	67,227

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — continued
0.90%, 2/26/2027	15,000	13,013
FHLMC
0.25%, 8/24/2023	8,000	7,741
0.80%, 10/28/2026	16,000	13,980
FNMA
0.50%, 11/7/2025	116,000	104,369
0.88%, 12/18/2026	10,000	8,740
Israel Government AID Bond (Israel)
5.50%, 9/18/2023	45,000	45,258
5.50%, 4/26/2024	15,000	15,149
Total U.S. Government Agency Securities (Cost $741,757)		711,829
Foreign Government Securities — 1.5%
Canada Government Bond 0.75%, 5/19/2026	140,000	124,985
Export Development Canada
2.63%, 2/21/2024	40,000	38,986
3.00%, 5/25/2027	15,000	14,386
Hungary Government Bond 5.75%, 11/22/2023	1,000	1,003
Italian Republic Government Bond 6.88%, 9/27/2023	25,000	25,174
Oriental Republic of Uruguay, 4.50%, 8/14/2024	8,000	7,996
Province of Alberta 1.00%, 5/20/2025	13,000	11,984
Province of British Columbia
2.25%, 6/2/2026	9,000	8,409
0.90%, 7/20/2026	44,000	39,069
Province of Ontario
0.63%, 1/21/2026	82,000	73,032
1.05%, 4/14/2026	8,000	7,180
Province of Quebec 1.50%, 2/11/2025	10,000	9,407
Republic of Peru 2.39%, 1/23/2026	18,000	16,746
Republic of Philippines, 10.63%, 3/16/2025	2,000	2,260
Republic of Poland 4.00%, 1/22/2024	12,000	11,888
Svensk Exportkredit AB 0.38%, 7/30/2024	200,000	186,550
Total Foreign Government Securities (Cost $617,703)		579,055
Asset-Backed Securities — 0.9%
AmeriCredit Automobile Receivables Trust Series 2020-3, Class B, 0.76%, 12/18/2025	30,000	28,749
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A, 3.49%, 5/15/2027	30,000	29,021
CarMax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/2025	19,673	18,955
Citibank Credit Card Issuance Trust Series 2018-A3, Class A3, 3.29%, 5/23/2025	33,000	32,704
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 2/15/2027	100,000	93,856
Drive Auto Receivables Trust Series 2021-2, Class B, 0.58%, 12/15/2025	40,000	39,459
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	40,000	37,476
Ford Credit Floorplan Master Owner Trust A
Series 2018-2, Class A, 3.17%, 3/15/2025	15,000	14,912
Series 2019-2, Class A, 3.06%, 4/15/2026	8,000	7,722
GM Financial Consumer Automobile Receivables Trust Series 2020-2, Class A4, 1.74%, 8/18/2025	22,000	21,178
Verizon Owner Trust Series 2020-A, Class A1A, 1.85%, 7/22/2024	4,227	4,201

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
World Omni Auto Receivables Trust Series 2021-C, Class A3, 0.44%, 8/17/2026	30,000	28,450
Total Asset-Backed Securities (Cost $364,462)		356,683
Municipal Bonds — 0.1% (g)
California — 0.0% ^
University of California, Taxable Series 2020BG, Rev., 0.88%, 5/15/2025	5,000	4,512
Florida — 0.1%
State Board of Administration Finance Corp. Series 2020A, Rev., 1.71%, 7/1/2027	50,000	43,171
New Jersey — 0.0% ^
New Jersey Economic Development Authority Series 1997B, Rev., AGM, Zero Coupon, 2/15/2023	1,000	991
Total Municipal Bonds (Cost $52,309)		48,674
	SHARES
Short-Term Investments — 2.7%
Investment Companies — 2.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (h) (i) (Cost $1,001,977)	1,001,977	1,001,977
Total Investments — 102.0% (Cost $40,831,378)		38,524,753
Liabilities in Excess of Other Assets — (2.0)%		(766,612)
NET ASSETS — 100.0%		37,758,141

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(g)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2022.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$356,683	$—	$356,683
Commercial Mortgage-Backed Securities	—	782,025	70,412	852,437
Corporate Bonds	—	9,449,581	—	9,449,581
Foreign Government Securities	—	579,055	—	579,055
Mortgage-Backed Securities	—	2,892,273	—	2,892,273
Municipal Bonds	—	48,674	—	48,674
Supranational	—	987,853	—	987,853
U.S. Government Agency Securities	—	711,829	—	711,829
U.S. Treasury Obligations	—	21,644,391	—	21,644,391
Short-Term Investments
Investment Companies	1,001,977	—	—	1,001,977
Total Investments in Securities	$1,001,977	$37,452,364	$70,412	$38,524,753
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	$601,648	$3,307,589	$2,907,260	$—	$—	$1,001,977	1,001,977	$10,956	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.